Share-Based Payments - Schedule of RSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of RSUs [Line Items]
Outstanding Beginning, Number of RSUs	624,998	400,000
Outstanding Beginning, Weighted Average Grant Price	$ 4.05	$ 3.73
Granted, Number of RSUs	706,000	475,000
Granted, Weighted Average Grant Price	$ 3.27	$ 3.83
Settled, Number of RSUs	(416,666)	(250,002)
Settled, Weighted Average Grant Price	$ 3.64	$ 3.13
Forfeited, Number of RSUs	(16,666)
Forfeited, Weighted Average Grant Price	$ 5.01
Outstanding ending, Number of RSUs	897,666	624,998
Outstanding ending, Weighted Average Grant Price	$ 3.61	$ 4.05